LOANS FROM RELATED PARTIES	12 Months Ended
Dec. 31, 2018
Statements Line Items
LOANS FROM RELATED PARTIES [Text Block]

NOTE 7 – LOANS FROM RELATED PARTIES

(a)    Loan from Hodgkinson Equity Corporation (“HEC”)
(i)    $4,500,000 loan

On June 5, 2017, the Company entered into an amended loan agreement with Hodgkinson Equities Corporation (“HEC”) for the loan amount of $4,500,000 whereby the parties agreed to (a) extend the due date from November 30, 2018 to June 5, 2022; (b) reduce the interest rate to Canadian prime rate plus 1% per annum; (c) provide the right to convert the entire outstanding amount into 58,441,558 common shares of the Company at a price of $0.077 per share; and (d) secure the loan by all assets of Dejour USA and issue a first mortgage in favour of HEC on DEAL’s oil and gas properties. The first mortgage security so issued ranked “pari passu” with HVI’s first mortgage security interest (note 7(b)).

As at December 31, 2018, the carrying value of the loan liability is as follows:

$
Balance upon initial recognition	2,337
Accretion expense	265
Cash interest	(104)
Balance at December 31, 2017	2,498
Accretion expense	539
Cash interest	(200)
Balance at December 31, 2018	2,837
Current portion	(375)
Non-current portion	2,462

Other terms of the loan are:

•	the Company may repay the loan at any time without penalty;
•	the Company, through DEAL, must receive HEC’s approval to further encumber DEAL’s Canadian oil and gas properties; and
•	In the event of default, all the indebtedness secured by the promissory note becomes due and payable and the interest rate is immediately increased to Canadian prime rate plus 4.5% per annum.

Subsequent to December 31, 2018, the Company entered into an agreement with HEC to convert $2,500,000 into 41,666,666 shares of the Company. The agreement is subject to “disinterested shareholder” approval at the Company’s “Annual General and Special Meeting of Shareholders” in April 2019.

(ii)   $1,000,000 loan

On April 2, 2018, HEC has agreed to assume the loan of $1,000,000 from a director of the Company and his spouse. The loan bears interest at 10% per annum and is secured with a 2nd mortgage on DEAL’s oil and gas properties of $1,000,000. The principal and interest accrued on the loan are repayable on or before June 30, 2019.

Subsequent to December 31, 2018, the Company entered into an agreement with HEC to convert $1,000,000 into 16,666,666 shares of the Company. The agreement is subject to “disinterested shareholder” approval at the Company’s “Annual General and Special Meeting of Shareholders” in April 2019.

(b)    Loan from Hodgkinson Ventures Inc. (“HVI”)

On June 5, 2017, the Company entered into an amended loan agreement with Hodgkinson Ventures Inc. (“HVI”) for the loan amount of $2,000,000 whereby the parties agreed to (a) extend the due date from November 30, 2018 to June 5, 2022; (b) reduce the interest rate to Canadian prime rate plus 1% per annum; (c) provide the right to convert the entire outstanding amount into 25,974,025 common shares of the Company at a price of $0.077 per share; and issued a first mortgage in favour of HVI on DEAL’s oil and gas properties. The first mortgage security so issued ranked “pari passu” with HEC’s first mortgage security interest (note 7(a)).

As at December 31, 2018, the carrying value of the loan liability and derivative liability are as follows:

$
Balance upon initial recognition	1,039
Accretion expense	117
Cash interest	(46)
Balance at December 31, 2017	1,110
Accretion expense	241
Cash interest	(93)
Balance at December 31, 2018	1,258
Current portion	(167)
Non-current portion	1,091

Other terms of the loan are:

•	the Company may repay the loan at any time without penalty;
•	the Company, through DEAL, must receive HVI’s approval to further encumber DEAL’s Canadian oil and gas properties; and
•	In the event of default, all the indebtedness secured by the promissory note becomes due and payable and the interest rate is immediately increased to Canadian prime rate plus 4.5% per annum.

On December 10, 2018, HEC and HVI each signed a Waiver of Deferred Payment of Interest (“Waiver”) to the Company to defer and extend payment of all interest amounts owing in respect of the secured promissory notes through to and inclusive of April 30, 2019. The amounts owing at December 31, 2018 are approximately $15,000. The Waiver does not amend the due date of the HEC and HVI loans. Accordingly, no loan principal payments are in default.